Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 97.1%

AUSTRALIA — 1.3%
BHP Group Ltd.	117,781	$2,857,737

BELGIUM — 1.8%
Anheuser-Busch InBev SA/NV	62,515	3,843,512

CHINA — 1.1%
Prosus NV *	52,264	2,428,141

DENMARK — 2.3%
DSV A/S	25,624	4,955,200

FRANCE — 6.2%
Air Liquide SA	24,293	4,614,339
LVMH Moet Hennessy Louis Vuitton SE	7,237	4,481,720
Remy Cointreau SA	24,549	1,147,301
SOITEC *	13,331	712,948
TotalEnergies SE	36,274	2,337,242
		13,293,550
GERMANY — 1.3%
Nemetschek SE	24,475	2,853,199

HONG KONG — 5.5%
AIA Group Ltd.	611,400	4,628,221
Hong Kong Exchanges & Clearing Ltd.	63,800	2,838,092
Techtronic Industries Co., Ltd.	349,500	4,188,504
		11,654,817
ITALY — 1.6%
Ryanair Holdings PLC ADR	79,196	3,355,535

JAPAN — 17.8%
Chugai Pharmaceutical Co., Ltd.	50,900	2,331,808
Cosmos Pharmaceutical Corp.	45,800	2,293,836
Hoshizaki Corp.	41,500	1,606,408
Keyence Corp.	7,100	2,791,792
LY Corp.	640,600	2,169,173
Murata Manufacturing Co., Ltd.	101,400	1,564,090
Nippon Paint Holdings Co., Ltd.	328,200	2,464,636
Olympus Corp.	255,000	3,338,136
Recruit Holdings Co., Ltd.	54,400	2,818,533
Shimano, Inc.	24,900	3,496,284
Shiseido Co., Ltd.	125,100	2,372,512
SMC Corp.	8,000	2,862,752
Sysmex Corp.	144,700	2,762,325
Tokyo Electron Ltd.	20,500	2,811,218
Unicharm Corp.	290,600	2,314,566
		37,998,069
NETHERLANDS — 8.4%
Adyen NV *	2,586	3,963,811
ASML Holding NV	10,766	7,124,656
EXOR NV	46,360	4,210,098
IMCD NV	19,288	2,566,879
		17,865,444

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
PORTUGAL — 2.3%
Jeronimo Martins SGPS SA	232,477	$4,926,997

SINGAPORE — 4.9%
United Overseas Bank Ltd.	368,089	10,386,187

SWEDEN — 10.8%
Assa Abloy AB, B Shares	117,912	3,539,867
Atlas Copco AB, A Shares	393,065	6,278,598
Avanza Bank Holding AB	65,457	1,999,325
Epiroc AB, B Shares	133,915	2,358,682
Investor AB, B Shares	182,161	5,432,789
Skandinaviska Enskilda Banken AB, A Shares *	203,560	3,348,819
		22,958,080
SWITZERLAND — 7.2%
Cie Financiere Richemont SA	25,601	4,469,062
Lonza Group AG	8,319	5,139,228
Partners Group Holding AG	2,383	3,391,491
UBS Group AG	75,366	2,314,836
		15,314,617
UNITED KINGDOM — 18.8%
Ashtead Group PLC	48,299	2,611,371
Auto Trader Group PLC	488,466	4,723,279
Bunzl PLC	86,001	3,308,150
Burberry Group PLC	103,510	1,042,641
Games Workshop Group PLC	26,076	4,738,052
Greggs PLC	62,584	1,412,732
Intertek Group PLC	39,050	2,539,200
Rightmove PLC	455,301	4,053,610
Softcat PLC	129,066	2,645,504
Spirax Group PLC	14,438	1,163,902
Trainline PLC *	297,283	1,054,591
Unilever PLC	78,370	4,676,109
Weir Group PLC (The)	137,675	4,159,069
Wise PLC, Class A *	156,300	1,918,566
		40,046,776
UNITED STATES — 5.8%
Experian PLC	129,431	5,997,228
Roche Holding AG	11,612	3,821,830
Spotify Technology SA *	4,783	2,630,793
		12,449,851
Total Common Stocks
(cost $157,248,957)		207,187,712

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
PREFERRED STOCKS — 1.3%

GERMANY — 1.3%
Sartorius AG 0.35%	11,482	$2,676,685

Total Preferred Stocks
(cost $1,120,260)		2,676,685

TOTAL INVESTMENTS — 98.4%
(cost $158,369,217)		$209,864,397
Other assets less liabilities — 1.6%		3,474,908
NET ASSETS — 100.0%		$213,339,305

*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$10,913,325	$196,274,387	$—	$207,187,712
Preferred Stocks**	—	2,676,685	—	2,676,685
Total	$10,913,325	$198,951,072	$—	$209,864,397

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.